CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Total revenues		$ 1,994.8	$ 1,916.5	$ 1,854.7
Operating expenses:
Total cost of revenues		215.4	201.4	213.0
Research and development		239.2	211.5	192.4
Selling and marketing		552.7	500.9	433.4
General and administrative		105.7	88.9	92.0
Total operating expenses		1,113.0	1,002.7	930.8
Operating income		881.8	913.8	923.9
Financial income, net		80.6	65.1	47.0
Income before taxes on income		962.4	978.9	970.9
Taxes on income		136.7	157.6	168.0
Net income		$ 825.7	$ 821.3	$ 802.9
Basic earnings per ordinary share		$ 5.48	$ 5.24	$ 4.93
Diluted earnings per ordinary share		$ 5.43	$ 5.15	$ 4.82
Products and licenses
Revenues:
Total revenues		$ 510.8	$ 525.6	$ 559.0
Operating expenses:
Total cost of revenues	[1]	90.7	92.0	104.2
Security subscriptions
Revenues:
Total revenues		610.3	542.3	480.4
Operating expenses:
Total cost of revenues	[1]	24.6	17.7	18.9
Software updates and maintenance
Revenues:
Total revenues		873.7	848.6	815.3
Operating expenses:
Total cost of revenues	[1]	94.5	88.9	87.7
Amortization of technology
Operating expenses:
Total cost of revenues		$ 5.6	$ 2.8	$ 2.2

[1]	Not including amortization of technology shown separately.